Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2017	Nov. 30, 2014	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000244046
Account Value [Line Items]
Line Graph and Table Measure Name					Zacks All-Cap Core Fund - Institutional
Account Value		$ 10,000	$ 10,000	$ 31,405	$ 10,000	$ 23,097	$ 20,763	$ 22,925	$ 17,835	$ 15,667	$ 13,615	$ 13,036	$ 10,604	$ 10,204
C000244048
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Dividend Fund - Institutional Class
Account Value	$ 10,000			$ 21,459		16,589	17,082	16,027	13,283	13,403	11,963	11,457
C000244047
Account Value [Line Items]
Line Graph and Table Measure Name			Zacks Dividend Fund - Investor Class
Account Value		$ 10,000	$ 10,000	23,969	10,000	18,573	19,124	17,829	14,814	14,980	13,409	12,874	10,948	9,908
C000244050
Account Value [Line Items]
Line Graph and Table Measure Name		Zacks Small-Cap Core Fund - Institutional
Account Value		$ 10,000	10,000	24,289	$ 10,000	18,695	18,565	19,095	13,981	15,244	14,143	14,749	12,024	10,834
C000244049
Account Value [Line Items]
Line Graph and Table Measure Name					Zacks Small-Cap Core Fund - Investor
Account Value		10,000	10,000	23,651	$ 10,000	18,246	18,169	18,733	13,751	15,035	13,980	14,618	11,942	10,800
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		10,000	$ 10,000	33,631	$ 10,000	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000			29,927		22,266	19,607	21,945	17,324	14,509	12,496	11,797
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000			21,326		16,460	16,240	15,855	12,970	12,750	11,453	11,124
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		10,000	$ 10,000	34,442	10,000	25,626	22,565	25,256	19,938	16,698	14,382	13,577	11,074	10,253
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	$ 10,000	24,386	10,000	18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	10,000	20,752	10,000	15,419	16,080	18,742	15,511	13,846	13,069	13,161	11,271	10,212
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	10,000	33,631	$ 10,000	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		10,000	10,000	20,752	$ 10,000	15,419	16,080	18,742	15,511	13,846	13,069	13,161	11,271	10,212
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	$ 10,000	$ 33,631	$ 10,000	$ 25,007	$ 22,207	$ 24,897	$ 19,706	$ 16,557	$ 14,336	$ 13,585	$ 11,111	$ 10,258